Consolidated Statements of Stockholders (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Total	Starry Warrants [Member]	Previously reported	Previously reported Starry Warrants [Member]	Common Stock Starry Warrants [Member]	Common Stock Previously reported	Common Stock Previously reported Starry Warrants [Member]	Common Stock Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Additional Paid-in Capital	Additional Paid-in Capital Starry Warrants [Member]	Additional Paid-in Capital Previously reported	Additional Paid-in Capital Previously reported Starry Warrants [Member]	Additional Paid-in Capital Revision of Prior Period, Accounting Standards Update, Adjustment	Additional Paid-in Capital Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Accumulated Deficit	Accumulated Deficit Starry Warrants [Member]	Accumulated Deficit Previously reported	Accumulated Deficit Previously reported Starry Warrants [Member]	Convertible Preferred Stock	Convertible Preferred Stock Previously reported	Convertible Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment	Convertible Preferred Stock Preferred Stock	Convertible Preferred Stock Preferred Stock Previously reported	Class A Common Stock Common Stock	Class A Common Stock Common Stock Previously reported	Class A Common Stock Common Stock Revision of Prior Period, Accounting Standards Update, Adjustment	Class X Common Stock Common Stock	Seed Series Convertible Preferred Stock [Member] Preferred Stock Starry Warrants [Member]	Seed Series Convertible Preferred Stock [Member] Preferred Stock Previously reported	Seed Series Convertible Preferred Stock [Member] Preferred Stock Previously reported Starry Warrants [Member]	Seed Series Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment	Seed Series Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Series A Convertible Preferred Stock [Member] Preferred Stock Starry Warrants [Member]	Series A Convertible Preferred Stock [Member] Preferred Stock Previously reported	Series A Convertible Preferred Stock [Member] Preferred Stock Previously reported Starry Warrants [Member]	Series A Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment	Series A Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Series B Convertible Preferred Stock [Member] Starry Warrants [Member]	Series B Convertible Preferred Stock [Member] Preferred Stock Starry Warrants [Member]	Series B Convertible Preferred Stock [Member] Preferred Stock Previously reported	Series B Convertible Preferred Stock [Member] Preferred Stock Previously reported Starry Warrants [Member]	Series B Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment	Series B Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock Starry Warrants [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock Previously reported	Series C Convertible Preferred Stock [Member] Preferred Stock Previously reported Starry Warrants [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment	Series C Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock Starry Warrants [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock Previously reported	Series D Convertible Preferred Stock [Member] Preferred Stock Previously reported Starry Warrants [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock Revision of Prior Period, Accounting Standards Update, Adjustment Starry Warrants [Member]	Series E Convertible Preferred Stock [Member] Starry Warrants [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock Starry Warrants [Member]
Balance at Dec. 31, 2019		$ 63,597		$ 63,597	$ 4		$ 6	$ (2)		$ 16,314		$ 16,312		$ 2		$ (209,733)		$ (209,733)										$ 6,990	$ 6,990				$ 25,946	$ 25,946					$ 29,910	$ 29,910				$ 99,989	$ 99,989				$ 94,177	$ 94,177
Balances (in shares) at Dec. 31, 2019					35,890,591	194,974,082		(159,083,491)																				9,761,745	53,030,260		(43,268,515)		16,852,283	91,549,300		(74,697,017)			10,207,696	55,452,865		(45,245,169)		19,965,160	108,459,871		(88,497,711)		12,132,465	65,909,090		(53,776,625)
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs		30,738																																															$ 30,738
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs, (in shares)																																																	3,958,337
Share-based compensation		960								960
Net loss attributable to common stockholder		(125,093)														(125,093)
Recognition of beneficial conversion feature on convertible notes		3,932								3,932
Issuance of common stock options Shares					265,244
Issuance of common stock options		183								183
Balance at Dec. 31, 2020	$ (25,683)	(25,683)	$ (25,683)	(25,683)	$ 4		$ 9	$ (5)	$ 21,389	21,389	$ 21,384	21,384	$ 5	5	$ (334,826)	(334,826)	$ (334,826)	(334,826)				$ 287,750	$ 287,750	$ 4	$ 9	$ (5)		$ 6,990		$ 6,990			$ 25,946		$ 25,946			$ 29,910	$ 29,910		$ 29,910			$ 99,989		$ 99,989			$ 124,915		$ 124,915
Balances (in shares) at Dec. 31, 2020					36,155,835		196,415,008	(160,259,173)											72,877,686	395,904,883	(323,027,196)			36,155,835	196,415,008	(160,259,173)		9,761,745		53,030,260		(43,268,515)	16,852,283		91,549,300		(74,697,017)	10,207,696	10,207,696		55,452,865		(45,245,169)	19,965,160		108,459,871		(88,497,711)	16,090,802		87,412,587	(71,321,785)
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs	119,850																		$ 119,850
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs, (in shares)																			13,148,484
Recognition of distribution to non-redeeming shareholders	0
Issuance of common upon exercise stock options	218								218
Issuance of common upon exercise stock options (in shares)																								307,285
Conversion of convertible notes payable to Series E convertible preferred stock	45,584																		$ 45,584
Conversion of convertible notes payable to Series E convertible preferred stock (in shares)																			5,602,827
Share-based compensation	578								578
Net loss attributable to common stockholder	(79,600)														(79,600)
Balance at Jun. 30, 2021	60,947								22,185						(414,426)							453,184		$ 4
Balances (in shares) at Jun. 30, 2021																			91,628,997					36,463,120
Balance at Dec. 31, 2020	(25,683)	$ (25,683)	(25,683)	$ (25,683)	$ 4		$ 9	$ (5)	21,389	21,389	21,384	$ 21,384	5	$ 5	(334,826)	(334,826)	(334,826)	$ (334,826)				287,750	287,750	$ 4	$ 9	$ (5)		$ 6,990		$ 6,990			$ 25,946		$ 25,946			$ 29,910	$ 29,910		$ 29,910			$ 99,989		$ 99,989			$ 124,915		$ 124,915
Balances (in shares) at Dec. 31, 2020					36,155,835		196,415,008	(160,259,173)											72,877,686	395,904,883	(323,027,196)			36,155,835	196,415,008	(160,259,173)		9,761,745		53,030,260		(43,268,515)	16,852,283		91,549,300		(74,697,017)	10,207,696	10,207,696		55,452,865		(45,245,169)	19,965,160		108,459,871		(88,497,711)	16,090,802		87,412,587	(71,321,785)
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs																																																					$ 119,850
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs, (in shares)		119,850																																																			13,148,484
Conversion of convertible preferred stock into common stock in connection with the Business Combination		$ 45,584																																																			$ 45,584
Conversion of convertible preferred stock into common stock in connection with the Business Combination (in shares)																																																					5,602,827
Issuance of common stock upon exercise of warrants in connection with the Business Combination (in shares)					422,095
Issuance of common upon exercise stock options		752								752
Issuance of common upon exercise stock options (in shares)					600,943
Share-based compensation		1,310								1,310
Net loss attributable to common stockholder		(166,545)														(166,545)
Reclassification of 2019 warrants to liabilities		(6,345)								(6,345)
Balance at Dec. 31, 2021	(31,077)	(31,077)	(31,077)		$ 4				17,106	17,106	17,096		10		(501,371)	(501,371)	(501,371)					453,184	453,184	$ 4	$ 14	$ (10)		$ 6,990					$ 25,946						$ 29,910					$ 99,989					$ 124,915					$ 165,434
Balances (in shares) at Dec. 31, 2021					37,178,873														91,628,997	497,770,570	(406,141,573)			37,178,873	201,972,619	(164,793,746)		9,761,745					16,852,283						10,207,696					19,965,160					16,090,802					18,751,311
Balance at Mar. 31, 2021	$ 99,027								$ 21,711						(375,872)							453,184		$ 4
Balances (in shares) at Mar. 31, 2021																			91,628,997					36,327,947
Issuance of common upon exercise stock options (in shares)	116								116															135,173
Share-based compensation	$ 358								$ 358
Net loss attributable to common stockholder	(38,554)														(38,554)
Balance at Jun. 30, 2021	60,947								22,185						(414,426)							453,184		$ 4
Balances (in shares) at Jun. 30, 2021																			91,628,997					36,463,120
Balance at Dec. 31, 2021	(31,077)	$ (31,077)	$ (31,077)		$ 4				17,106	$ 17,106	$ 17,096		$ 10		(501,371)	$ (501,371)	$ (501,371)					453,184	$ 453,184	$ 4	$ 14	$ (10)		$ 6,990					$ 25,946						$ 29,910					$ 99,989					$ 124,915					$ 165,434
Balances (in shares) at Dec. 31, 2021					37,178,873														91,628,997	497,770,570	(406,141,573)			37,178,873	201,972,619	(164,793,746)		9,761,745					16,852,283						10,207,696					19,965,160					16,090,802					18,751,311
Conversion of legacy common stock to Class X common stock in connection with the Business Combination																								$ (1)			$ 1
Conversion of legacy common stock to Class X common stock in connection with the Business Combination (in shares)																								(9,268,335)			9,268,335
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs	31,000																		$ 31,000
Issuance of convertible preferred stock in connection with the Business Combination, net of issuance costs, (in shares)																			4,133,333
Conversion of convertible preferred stock into common stock in connection with the Business Combination									484,174										$ (484,184)					$ 10
Conversion of convertible preferred stock into common stock in connection with the Business Combination (in shares)																			(95,762,330)					95,762,330
Issuance of common stock upon exercise of warrants in connection with the Business Combination	12,549								12,548															$ 1
Issuance of common stock upon exercise of warrants in connection with the Business Combination (in shares)																								6,758,512
Business combination transaction, net of transaction costs and assumed liabilities	110,932								110,930															$ 2
Business combination transaction, net of transaction costs and assumed liabilities (in shares)																								22,132,385
Sponsor Earnout Shares liability	(26,095)								(26,095)
Reclassification of redeemable shares from permanent equity to temporary equity	(10,579)								(10,579)
Temporary equity reclassification of redeemable shares from permanent equity	10,579
Recognition of distribution to non-redeeming shareholders	3,888								3,888
Issuance of common upon exercise stock options	756								756
Issuance of common upon exercise stock options (in shares)																								830,111
Share-based compensation	4,699								4,699
Net loss attributable to common stockholder	(89,940)														(89,940)
Temporary Equity Balance at Jun. 30, 2022	10,579
Balance at Jun. 30, 2022	6,133								597,427						(591,311)							0		$ 16			$ 1
Balances (in shares) at Jun. 30, 2022																			0					153,393,876			9,268,335
Balance at Mar. 31, 2022	$ 41,159								$ 596,146						(555,004)							0		$ 16			$ 1
Balances (in shares) at Mar. 31, 2022																			0					152,926,661			9,268,335
Issuance of common upon exercise stock options (in shares)	289								289															467,215
Share-based compensation	$ 992								$ 992
Net loss attributable to common stockholder	(36,307)														(36,307)
Temporary Equity Balance at Jun. 30, 2022	10,579
Balance at Jun. 30, 2022	$ 6,133								$ 597,427						$ (591,311)							$ 0		$ 16			$ 1
Balances (in shares) at Jun. 30, 2022																			0					153,393,876			9,268,335